SUBSEQUENT EVENTS (Details Narrative) - 1 months ended Mar. 31, 2025 $ / shares in Units, $ in Thousands, $ in Thousands	USD ($) shares	CAD ($) $ / shares shares
Statement [Line Items]
Issue of common share	2,000,000	2,000,000
Description of RSUs and stock option grant	the Company granted 2,397,000 incentive stock options and 1,476,000 RSUs to its directors, officers, employees and consultants. The stock options are exercisable for up to five years at a price of C$2.11 per share and will be vested in stages over a 12-month period with no more than 1/4 of the options vesting in any three-month period from the date of the grant. The RSUs will be vested at the rate of 1/3 annually for a period of three years from the date of grant, until fully vested	the Company granted 2,397,000 incentive stock options and 1,476,000 RSUs to its directors, officers, employees and consultants. The stock options are exercisable for up to five years at a price of C$2.11 per share and will be vested in stages over a 12-month period with no more than 1/4 of the options vesting in any three-month period from the date of the grant. The RSUs will be vested at the rate of 1/3 annually for a period of three years from the date of grant, until fully vested
Gross proceeds from issue of share | $	$ 4,192
RSUs Member
Statement [Line Items]
Issue of common share	973,307	973,307
Stock Options Exercises [Member]
Statement [Line Items]
Issue of common share	97,500	97,500
Stock options exercised	97,500	97,500
Gross proceeds from issue of share | $		$ 93
Exercise price | $ / shares		$ 0.96